Shareholder Report, Average Annual Return (Details) 189630_FMI Common Stock Fund_Institutional Class_TSR SemiAnnual {Institutional Class}	6 Months Ended	12 Months Ended	60 Months Ended	113 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		6.46%	9.25%	11.03%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent		25.72%	3.77%	9.65%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent		28.09%	5.79%	9.15%